BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ 32,021	$ (3,460,525)	$ 110,968	$ (3,256,625)	$ (3,590,169)	$ (980,617)
Net loss	(32,021)	3,460,525	(110,968)	3,256,625	3,590,169	980,617
Net income (loss)				3,256,626
Net current liability	4,608,802		4,608,802		4,430,933	4,095,286
Deficit on total equity	$ 4,672	$ 2,676,500	$ 4,672	$ 2,676,500	$ 81,498	$ 3,066,724	$ 33,067	$ 2,867,279	$ 2,177,550